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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [_]; Amendment Number:

    This Amendment (Check only one):              [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Jay G. Goldman
    Address:   152 W. 57/th/ Street
               New York, NY 10019

Form 13F File Number: 28-10464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jay G. Goldman
Title:
Phone:       (212) 262-4343

Signature, Place, and Date of Signing:

/s/ Jay G. Goldman              New York, NY               February 11, 2004
------------------------     -----------------          ---------------------
      [Signature]              [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       109
Form 13F Information Table Value Total:  $134,327
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                      -2-

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
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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5           COLUMN 6    COLUMN 7      COLUMN 8
--------                            --------     --------  --------     --------           --------    --------      --------
                                                              VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
--------------                   --------------   ------   --------   -------   ---  ----  ----------  -------- ----    ------  ----
AT&T WIRLESS SERVICES INC.             COM       00209A106   1,878    235,000   SH           SOLE               235,000
ADAPTEC INC                            COM       00651F108     442     50,000   SH           SOLE                50,000
ADVANCED MEDICAL OPTICS INC.           COM       00763M108   6,141    312,500   SH           SOLE               312,500
AEROPOSTALE INC                        COM       007865108   4,225    154,100   SH           SOLE               154,100
AFFILIATED COMPUTER SERVICES          CL A       008190100   1,089     20,000   SH           SOLE                20,000
AMERISOURCEBERGEN CORP (HOLDIN         COM       03073E105     562     10,000   SH           SOLE                10,000
AMGEN                                  COM       031162100     216      3,500   SH           SOLE                 3,500
ANNTAYLOR HLDGS INC                    COM       036115103   2,438     62,500   SH           SOLE                62,500
ARIAD PHARMACEUTICAL                   COM       04033A100     336     45,100   SH           SOLE                45,100
ARTESYN TECHNOLOGIES INC               COM       043127109   4,041    473,713   SH           SOLE               473,713
BKF CAPITAL-GROUP, INC                 COM       05548G102   8,280    335,500   SH           SOLE               335,500
BEBE STORES INC                        COM       075571109   2,608    100,381   SH           SOLE               100,381
BIOCRYST PHARMACEUTICALS INC           COM       09058V103     733    107,500   SH           SOLE               107,500
BIO  MARIN PHARMACEUTICAL INC          COM       09061G101     775    100,000   SH           SOLE               100,000
BIOGEN IDEC INC                        COM       09062X103     750     20,000   SH           SOLE                20,000
BOISE CASCADE CORP                     COM       097383103   2,282     69,434   SH           SOLE                69,434
BOSTON COMMUNICATIONS GROUP IN         COM       100582105     158     17,000   SH           SOLE                17,000
CAPITAL FEDERATED FINANCIAL            COM       14057C106   3,101     85,950   SH           SOLE                85,950
CAREMARX RX INC                        COM       141705103     950     37,500   SH           SOLE                37,500
CERIDIAN CORP (NEW)                    COM       156779100   1,466     70,000   SH           SOLE                70,000
CHICOS FAS INC                         COM       168615102     835     22,600   SH           SOLE                22,600
CHILDRENS PL RETAIL STORES INC         COM       168905107   3,628    135,339   SH           SOLE               135,339
COACH INC                              COM       189754104   1,340     35,500   SH           SOLE                35,500
COLUMBIA LABORATORIES INC              COM       197779101     756    120,000   SH           SOLE               120,000
COMCAST CORP CLA   +                  CL A       20030N101     230      7,000   SH           SOLE                 7,000
COMPUTER SCIENCES CORP                 COM       205363104     663     15,000   SH           SOLE                15,000
CORVIS CORP                            COM       221009103     151     89,000   SH           SOLE                89,000
CYPRESS BIOSCIENCE INC NEW        COM PAR $.02   232674507     301     20,000   SH           SOLE                20,000
DADE BEHRING HLDGS INC                 COM       23342J206     896     25,000   SH           SOLE                25,000
DECODE GENETICS INC                    COM       243586104     222     27,500   SH           SOLE                27,500
ELAN CORP PLC (ADR)                    ADR       284131208     620     90,000   SH           SOLE                90,000
ENCYSIVE PHARMZCEUTICALS               COM       29256X107     538     60,002   SH           SOLE                60,002
ESPEED INC CL A                       CL A       296643109     822     35,000   SH           SOLE                35,000
FINISAR CORP                           COM       31787A101     157     50,000   SH           SOLE                50,000
FINISH LINE INC CL A                  CL A       317923100     449     15,000   SH           SOLE                15,000
FISERV INC                             COM       337738108     395     10,000   SH           SOLE                10,000
FOOT LOCKER INC                        COM       344849104     235     10,000   SH           SOLE                10,000
GENESCO INC                            COM       371532102     151     10,000   SH           SOLE                10,000
GOODYS FAMILY CLOTHING INC             COM       382588101     202     22,000   SH           SOLE                22,000
HCA INC                                COM       404119109   1,289     30,000   SH           SOLE                30,000
HALLIBURTON CO                         COM       406216101   1,699     65,350   SH           SOLE                65,350
HI-TECH PHARMACAL CO INC               COM       42840B101   1,763     75,000   SH           SOLE                75,000
HUDSON HIGHLAND GROUP                  COM       443792106   2,596    109,500   SH           SOLE               109,500
IMCLONE SYS INC                        COM       45245W109     734     18,500   SH           SOLE                18,500
IMPAX LABORATORIES INC                 COM       45256B101     922     64,000   SH           SOLE                64,000
J.P. MORGAN CHASE & CO                 COM       46625H100     257      7,000   SH           SOLE                 7,000
JANUS CAPITAL GROUP                    COM       47102X105   1,969    120,000   SH           SOLE               120,000
LAKES ENTERTAINMENT INC                COM       51206P109     161     10,000   SH           SOLE                10,000
LEVEL 3 COMMUNICATIONS INC             COM       52729N100     481     84,600   SH           SOLE                84,600
LIBERTY MEDIA CORP SERIES A         COM SER A    530718105   2,378    200,000   SH           SOLE               200,000
LOOKSMART LTD                          COM       543442107     234    150,000   SH           SOLE               150,000
MAY DEPT STORES CO                     COM       577778103   3,140    108,000   SH           SOLE               108,000
MEDICIS PHARMACEUTICAL CL-A         CL A NEW     584690309   1,961     27,500   SH           SOLE                27,500
MERCER INSURANCE GROUP                 COM       587902107   2,649    211,072   SH           SOLE               211,072
METASOLV INC                           COM       59139P104      40     16,270   SH           SOLE                16,270
MIPS TECHNOLOGIES INC                  COM       604567107   3,378    625,545   SH           SOLE               625,545
MITSUBISHI TOKYO FINANCE GROUP    SPONSORED ADR  606816106     157     20,000   SH           SOLE                20,000
NCRIC GROUP INC DEL                    COM       62886P103   1,088    102,200   SH           SOLE               102,200
NATIONAL COMMERCE FIN CORP             COM       63545P104     273     10,000   SH           SOLE                10,000
NEIGHBORCARE INC                       COM       64015Y104     695     35,000   SH           SOLE                35,000
NEIMAN MARCUS GROUP CL-B              CL B       640204301   2,500     50,000   SH           SOLE                50,000
NETSCREEN TECHNOLOGIES INC             COM       64117V107   1,485     60,000   SH           SOLE                60,000
NEWS CORPORATION LIMITED (THE)     SP ADR PFD    652487802   2,269     75,000   SH           SOLE                75,000
NIKE INC CL B                         CL B       654106103   1,232     18,000   SH           SOLE                18,000
OSI PHARMACEUTICALS+                   COM       671040103     967     30,000   SH           SOLE                30,000
PG & E CORP                            COM       69331C108  13,277    478,092   SH           SOLE               478,092
PACIFIC SUNWEAR CALIF INC              COM       694873100     318     15,000   SH           SOLE                15,000
PALMONE INC                            COM       69713P107   1,175    100,000   SH           SOLE               100,000
PEPSI BOTTLING GROUP INC (THE)         COM       713409100   6,650    275,000   SH           SOLE               275,000
PROGENICS PHARMACEUTICALS INC          COM       743187106     469     25,000   SH           SOLE                25,000
RUSS BERRIE & CO.                      COM       782233100     468     13,800   SH           SOLE                13,800
THE SCO GROUP INC                      COM       78403A106     255     15,000   SH           SOLE                15,000
SEPRACOR INC                           COM       817315104     599     25,000   SH           SOLE                25,000
SIEBEL SYSTEMS INC                     COM       826170102     556     40,000   SH           SOLE                40,000
SOVEREIGN BANCORP INC                  COM       845905108   1,306     55,000   SH           SOLE                55,000
SUPERGEN INC                           COM       868059106   1,706    156,469   SH           SOLE               156,469
TARGET CORP                            COM       87612E106   5,364    139,700   SH           SOLE               139,700
TELEFONOS DE MEXICO SA           SPON ADR ORD L  879403780     347     10,500   SH           SOLE                10,500
ULTIMATE ELECTRONICS INC               COM       903849107     113     14,963   SH           SOLE                14,963
WATSON PHARMACEUTICALS INC             COM       942683103   1,610     35,000   SH           SOLE                35,000
WENDYS INTERNATIONAL INC               COM       950590109   3,375     86,000   SH           SOLE                86,000
WYETH                                  COM       983024100     297      7,000   SH           SOLE                 7,000
TOMMY HILFIGER CP                      ORD       G8915Z102     212     14,300   SH           SOLE                14,300
CALL AL   MAR0035 0/0             LISTED OPTION  13716905      484        400        CALL    SOLE                   400
CALL ZMO  JAN0055 0/0              LEAP OPTION   02209S903     380      1,000        CALL    SOLE                 1,000
CALL MO   JAN0045 0/0             LISTED OPTION  02209S903     380        400        CALL    SOLE                   400
CALL MO   MAR0050 0/0             LISTED OPTION  02209S903     520      1,000        CALL    SOLE                 1,000
CALL BVF  JAN0030 0/0             LISTED OPTION  09067J909       0         35        CALL    SOLE                    35
CALL BDY  JAN0025 0/0             LISTED OPTION  104576903      31        200        CALL    SOLE                   200
CALL ZZG  JAN0025 0/0              LEAP OPTION   375766902     298        250        CALL    SOLE                   250
CALL ZZG  JAN0030 0/0              LEAP OPTION   375766902     481        650        CALL    SOLE                   650
CALL INQ  JAN0030 0/0             LISTED OPTION  458140900      94        400        CALL    SOLE                   400
CALL MEQ  MAR0025 0/0             LISTED OPTION  584699902      42        200        CALL    SOLE                   200
CALL UVA  JAN0025 0/0             LISTED OPTION  67066G904       1         47        CALL    SOLE                    47
CALL GHU  JAN0025 0/0             LISTED OPTION  671040903     333        450        CALL    SOLE                   450
CALL PQO  JAN0017 1/2             LISTED OPTION  712713906     468        900        CALL    SOLE                   900
CALL PM   JAN0022 1/2             LISTED OPTION  731738900      14         35        CALL    SOLE                    35
CALL ERQ  JAN0027 1/2             LISTED OPTION  817315904       0         10        CALL    SOLE                    10
PUT  ABC  JAN0055 0/0             LISTED OPTION  03073E955      12        100        PUT     SOLE                   100
PUT  AZN  JAN0045 0/0             LISTED OPTION  046353958       2        150        PUT     SOLE                   150
PUT  BDY  JAN0025 0/0             LISTED OPTION  104576953      14        150        PUT     SOLE                   150
PUT  CAH  JAN0065 0/0             LISTED OPTION  14149Y958      70        175        PUT     SOLE                   175
PUT  HCZ  JAN0050 0/0             LISTED OPTION  453235953     421        685        PUT     SOLE                   685
PUT  KQW  MAY0050 0/0             LISTED OPTION  500648950      95        100        PUT     SOLE                   100
PUT  LLY  JAN0075 0/0             LISTED OPTION  532457958      72        150        PUT     SOLE                   150
PUT  QMN  JAN0020 0/0             LISTED OPTION  599902953      95        575        PUT     SOLE                   575
PUT  QMN  FEB0020 0/0             LISTED OPTION  599902953      26        125        PUT     SOLE                   125
PUT  GHU  APR0025 0/0             LISTED OPTION  671040953      42        300        PUT     SOLE                   300
PUT  SPQ4 JAN1035 0/0             INDEX OPTION   M10354SPQ     480        800        PUT     SOLE                   800
                                                               ---
                                                           134,327
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